Share Capital (Details) - Schedule of stock options outstanding	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock Options [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options, Outstanding at beginning	414,568	328,068
Weighted average exercise price, Outstanding at beginning	$ 13.88	$ 13.99
Number of options, Granted	1,145,000	100,500
Weighted average exercise price, Granted	$ 1.15	$ 11.5
Number of options, Expired/Cancelled (in Shares) | shares	(53,430)	(14,000)
Weighted average exercise price, Expired/Cancelled	$ 30.9	$ 16.38
Number of options, Outstanding at ending	1,506,138	414,568
Weighted average exercise price, Outstanding at ending	$ 3.53	$ 13.88
Restricted Share Units [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options, Outstanding at beginning
Weighted average exercise price, Outstanding at beginning
Number of options, Granted	3,195,000
Weighted average exercise price, Granted	$ 1.05
Number of options, Exercised	(30,000)
Weighted average exercise price, Exercised	$ 1.1
Number of options, Outstanding at ending	3,165,000
Weighted average exercise price, Outstanding at ending	$ 1.05
Agents’ Options [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options, Outstanding at beginning	445,926	452,523
Weighted average exercise price, Outstanding at beginning	$ 7.51	$ 8.02
Number of options, Granted	487,283
Weighted average exercise price, Granted	$ 2.51
Number of options, Expired/Cancelled (in Shares) | shares	(1,702)	(6,597)
Weighted average exercise price, Expired/Cancelled	$ 20.49	$ 52.68
Number of options, Outstanding at ending	931,507	445,926
Weighted average exercise price, Outstanding at ending	$ 4.12	$ 7.51
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options, Outstanding at beginning	5,121,328	3,591,533
Weighted average exercise price, Outstanding at beginning	$ 7.64	$ 10.55
Number of options, Granted	27,399,999	2,142,857
Weighted average exercise price, Granted	$ 0.93	$ 4
Number of options, Exercised		(544,415)
Weighted average exercise price, Exercised		$ 5.54
Number of options, Expired/Cancelled (in Shares) | shares	(128,386)	(68,647)
Weighted average exercise price, Expired/Cancelled	$ 33.47	$ 62.87
Number of options, Outstanding at ending	32,392,941	5,121,328
Weighted average exercise price, Outstanding at ending	$ 1.76	$ 7.64